ROBERT B. SAGINAW                                 [LOGO]
Counsel                                           RELIASTAR

Phone (612) 342-7346                              RELIASTAR LIFE
Fax (612) 342-7531                                INSURANCE COMPANY
                                                  20 Washington Avenue South
                                                  Minneapolis, MN 55401





August 8, 1997


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004


Attn:     Filing Desk, Stop 1-4

RE: Post-Effective Amendment No. 2 to Form S-6 Registration Statement of ReliaStar Bankers Security Variable Life Separate Account I Registration No. 333-19123


Dear Sir or Madam:

In accordance with the provisions of Securities Act Rule 497(j), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 for the above captioned registrant does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post-Effective Amendment No. 2 to the Registration Statement, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on August 4, 1997, and will become effective on August 8, 1997.


Sincerely,


/s/ Robert B. Saginaw
Robert B. Saginaw
Counsel